Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005478
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,590		$ 10,085		$ 10,862		$ 10,779		$ 11,869		$ 12,700		$ 13,546		$ 14,174		$ 15,058		$ 16,301		$ 17,776		$ 14,747		$ 17,809		$ 19,238		$ 18,635		$ 20,308		$ 17,800		$ 24,491		$ 27,576		$ 32,029		$ 31,434		$ 35,194		$ 36,564	$ 35,140	$ 28,387	$ 21,827	$ 22,028	$ 22,137	$ 23,804	$ 25,639	$ 24,473	$ 26,862	$ 28,496	$ 26,055	$ 27,760	$ 27,898	$ 24,788	$ 26,368	$ 28,278	$ 28,776
C000159684
Account Value [Line Items]
Accumulated Value			500,000		479,760		504,589		543,775		539,732		594,515		636,349		679,054		710,684		755,246		817,766		892,035		740,314		894,175		966,273		936,360		1,020,519		894,840		1,231,584		1,387,097		1,611,557		1,581,883		1,771,444		1,840,943	1,769,771	1,430,199	1,100,047	1,110,616	1,116,512	1,200,958	1,294,041	1,235,504	1,356,416	1,439,422	1,316,592	1,403,437	1,410,572	1,254,009	1,334,298	1,431,397	1,456,922
C000219323
Account Value [Line Items]
Accumulated Value	$ 11,213	$ 10,000		$ 15,456		$ 17,435		$ 20,289		$ 19,946		$ 22,373		$ 23,287		$ 22,423		$ 18,150		$ 13,982		$ 14,142		$ 14,241		$ 15,340		$ 16,555		$ 15,833		$ 17,414		$ 18,507		$ 16,957		$ 18,105		$ 18,229		$ 16,231		$ 17,297		$ 18,589		$ 18,952
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			500,000		504,841		518,121		540,907		563,676		596,049		614,023		642,092		682,784		678,383		704,764		754,971		646,994		737,854		768,069		776,999		847,685		670,521		818,221		893,559		1,024,747		1,089,787		1,179,583		1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,865	10,000		13,259		14,480		16,606		17,659		19,115		19,095		20,867		19,765		16,464		15,729		16,859		18,069		19,585		18,948		21,235		23,362		24,114		25,616		26,290		25,049		27,802		30,075		30,798
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value			10,000		9,532		9,841		10,748		11,132		11,727		12,242		13,003		13,599		13,912		14,918		15,742		12,334		14,448		14,845		14,226		15,847		11,764		15,362		16,461		21,335		22,375		23,251		21,937	21,939	19,169	15,478	15,516	16,157	17,138	18,347	17,004	19,171	20,625	20,023	21,707	22,077	19,623	21,971	24,650	24,949
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 476,585		$ 492,031		$ 537,404		$ 556,590		$ 586,361		$ 612,096		$ 650,158		$ 679,968		$ 695,603		$ 745,913		$ 787,112		$ 616,677		$ 722,405		$ 742,257		$ 711,282		$ 792,328		$ 588,185		$ 768,077		$ 823,055		$ 1,066,729		$ 1,118,735		$ 1,162,561		$ 1,096,847	$ 1,096,969	$ 958,450	$ 773,907	$ 775,779	$ 807,836	$ 856,893	$ 917,326	$ 850,190	$ 958,565	$ 1,031,242	$ 1,001,138	$ 1,085,335	$ 1,103,828	$ 981,129	$ 1,098,528	$ 1,232,479	$ 1,247,467
Russell 2000 Growth Index
Account Value [Line Items]
Accumulated Value	$ 11,465	$ 10,000		$ 14,972		$ 16,043		$ 20,793		$ 21,807		$ 22,661		$ 21,380		$ 21,383		$ 18,683		$ 15,085		$ 15,122		$ 15,747		$ 16,703		$ 17,881		$ 16,572		$ 18,685		$ 20,102		$ 19,515		$ 21,156		$ 21,516		$ 19,125		$ 21,413		$ 24,024		$ 24,316